Earnings Per Share (Tables)	6 Months Ended
Jul. 31, 2023
Earnings Per Share
Schedule of computation of basic and diluted earnings per share

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2023	2022	2023	2022

Net income for purposes of calculating basic and diluted earnings per share	28,116	22,902	57,469	46,017

Weighted average shares outstanding	85,083	84,783	85,017	84,774
Dilutive effect of employee stock options	483	401	515	433
Dilutive effect of restricted and performance share units	1,217	1,154	1,232	1,137
Weighted average common and common equivalent shares outstanding	86,783	86,338	86,764	86,344
Earnings per share
Basic	0.33	0.27	0.68	0.54
Diluted	0.32	0.27	0.66	0.53